Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands		Issued capital [member]	Capital reserve [member]	Other Equity Transaction [Member]	Treasury shares [member]	Legal Reserves [Member]	Reserve For Capital Increases [Member]	Reserve For Expansion [Member]	Reserve For Tax Incentives [Member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]		Reserve of cash flow hedges [member]		Reserve of remeasurements of defined benefit plans [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021		R$ 12,460,471	R$ 141,834	R$ (67,531)	R$ (127,286)					R$ (1,162,066)			R$ (583,904)	[1]	R$ (66,756)	R$ (2,132,230)	R$ 8,462,532	R$ 363,091	R$ 8,825,623
IfrsStatementLineItems [Line Items]
Monetary correction by Hyperinflation														[1]		216,193	216,193	135,260	351,453
Comprehensive income (loss)
Gain on foreign currency translation of foreign operations	[1]									49,240							49,240	47,283	96,523
Loss on net investment hedge	[1]									87,929							87,929		87,929
Unrealized gains (losses) in cash flow hedge	[1]												276,515				276,515	(933)	275,582
Actuarial losses on pension and post-employment plans	[1]														61,293		61,293	(16,568)	44,725
Income for the year														[1]		(3,166,403)	(3,166,403)	24,777	(3,141,626)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)										137,169			276,515	[1]	61,293	(3,166,403)	(2,691,426)	54,559	(2,636,867)
Employee benefits remeasurement - defined benefit														[1]	(16,009)	16,009
Capital increase through issuance of shares		500,000	4,900,000											[1]			5,400,000		5,400,000
Expenses with public exchange offer of shares		(124,556)												[1]			(124,556)		(124,556)
Appropriation of income (loss)
Dividends														[1]				(49)	(49)
Compensation of accumulated losses with capital reserve			(2,703,358)											[1]		2,703,358
Share-based payments				(10,294)	17,559									[1]			7,265		7,265
Ending balance, value at Dec. 31, 2022		12,835,915	2,338,476	(77,825)	(109,727)					(1,024,897)		[2]	(307,389)	[1]	(21,472)	(2,363,073)	11,270,008	552,861	11,822,869
Comprehensive income (loss)
Gain on foreign currency translation of foreign operations	[1]									(169,326)		[2]					(169,326)	(139,739)	(309,065)
Loss on net investment hedge	[1]									145,328		[2]					145,328		145,328
Unrealized gains (losses) in cash flow hedge	[1]											[2]	372,958				372,958	418	373,376
Actuarial losses on pension and post-employment plans	[1]											[2]			(1,523)		(1,523)	(40,702)	(42,225)
Income for the year												[2]				(2,028,559)	(2,028,559)	159,707	(1,868,852)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)										(23,998)		[2]	372,958		(1,523)	(2,028,559)	(1,681,122)	(20,316)	(1,701,438)
Employee benefits remeasurement - defined benefit												[2]			(16,520)	16,520
Capital increase through issuance of shares		600,000	4,800,000									[2]					5,400,000		5,400,000
Expenses with public exchange offer of shares		(86,759)										[2]					(86,759)		(86,759)
Capital increase in subsidiaries																		187,777	187,777
Appropriation of income (loss)
Dividends												[2]						(94)	(94)
Compensation of accumulated losses with capital reserve			(4,375,112)									[2]				4,375,112
Share-based payments				7,719	13,582							[2]					21,301		21,301
Ending balance, value at Dec. 31, 2023		13,349,156	2,763,364	(70,106)	(96,145)					(1,048,895)		[2]	65,569		(39,515)		14,923,428	720,228	15,643,656
Comprehensive income (loss)
Gain on foreign currency translation of foreign operations	[1]									122,951		[2]					122,951	225,552	348,503
Loss on net investment hedge	[1]									(339,101)		[2]					(339,101)		(339,101)
Unrealized gains (losses) in cash flow hedge	[1]											[2]	(312,532)				(312,532)	338	(312,194)
Actuarial losses on pension and post-employment plans	[1]											[2]			(8,827)		(8,827)	(10,936)	(19,763)
Realized loss in marketable securities at FVTOCI	[2]										(46,529)						(46,529)		(46,529)
Income for the year												[2]				3,213,274	3,213,274	478,630	3,691,904
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)										(216,150)	(46,529)	[2]	(312,532)		(8,827)	3,213,274	2,629,236	693,584	3,322,820
Employee benefits remeasurement - defined benefit												[2]			(11,978)	11,978
Appropriation of income (loss)
Dividends												[2]						(259)	(259)
Interest on shareholders' equity - R$0.69325 per outstanding share at the end of exercise												[2]				(1,145,999)	(1,145,999)		(1,145,999)
Legal reserve						160,664						[2]				(160,664)
Reserve for expansion								796,275				[2]				(796,275)
Reserve for capital increases							482,573					[2]				(482,573)
Reserve for tax incentives									639,741			[2]				(639,741)
Share-based payments				(71,502)	38,730							[2]					(32,772)		(32,772)
Acquisition of treasury shares					(1,288,242)							[2]					(1,288,242)		(1,288,242)
Ending balance, value at Dec. 31, 2024		R$ 13,349,156	R$ 2,763,364	R$ (141,608)	R$ (1,345,657)	R$ 160,664	R$ 482,573	R$ 796,275	R$ 639,741	R$ (1,265,045)	R$ (46,529)	[2]	R$ (246,963)		R$ (60,320)		R$ 15,085,651	R$ 1,413,553	R$ 16,499,204

[1]	All changes in Other Comprehensive Income are presented net of deferred income taxes, when applicable, which are disclosed in note 10.
[2]	FVTOCI: Fair Value through Other Comprehensive Income.